Strategic Funds, Inc.

-          Dreyfus Select Managers Small Cap Value Fund ("DSMSCVF")

Incorporated herein by reference is a revised version of the prospectus for DSMSCVF filed pursuant to Rule 497 (e) under the Securities Act of 1933, as amended, on May 8, 2013 (SEC Accession No. 0000737520-13-000050).